Share-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Mar. 04, 2021 USD ($) shares $ / shares	Jun. 06, 2019 USD ($) shares $ / shares	Apr. 23, 2020 USD ($) shares $ / shares	Mar. 24, 2019 USD ($) shares $ / shares	Mar. 31, 2014	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $						$ 1,392	$ 1,819	$ 441
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period						5-10 years
Vesting period						3-4 years
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance stock options						3,863,089
Shares available for future grant						490,927
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period					5-10 years
Vesting period					1-4 years
Employees and directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted, exercise price | $ / shares	$ 5.36
Chief Executive Officers [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				40,000
Chief Executive Officers [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				20,000
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	238,090		1,274,379
Options granted, exercise price | $ / shares			$ 1.75
Fair value of options | $	$ 663		$ 1,819
Directors [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	39,682
Fair value of options | $	$ 196
Employees [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	139,700
Fair value of options | $	$ 417
Employees [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	23,265
Fair value of options | $	$ 116
Incoming CEO and chairman [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				60,000
Options granted, exercise price | $ / shares				$ 4.92
Fair value of options | $				$ 164
Incoming CEO and chairman [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				30,000
Fair value of options | $				$ 158
Chairman [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				20,000
Chairman [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted				10,000
Incoming CFO [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		40,000
Options granted, exercise price | $ / shares		$ 3.84
Fair value of options | $		$ 93
Incoming CFO [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		6,667
Fair value of options | $		$ 26